Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loss Per Common Share
Loss Per Common Share

12.Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed using the weighted average common shares outstanding during the year. Diluted net income (loss) per common share reflects the potential dilution from the assumed conversion of all dilutive securities such as unvested restricted stock units, the Underwriter Option and the Warrant using the treasury stock method. When the effects of the outstanding unvested restricted stock units, the Underwriter Option and the Warrant are anti-dilutive, they are not included in the calculation of diluted net loss per common share.

The following table sets forth the computation of basic and diluted net loss per common share for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net income (loss)	$6,649,493	$(1,528,012)	$(1,100,748)	$(6,182,224)
Weighted average common shares - basic	15,767,636	11,363,636	14,388,625	10,135,506
Weighted average common shares - diluted	15,767,353	11,363,636	14,388,625	10,135,506
Net income (loss) per share - basic	$0.43	$(0.13)	$(0.08)	$(0.61)
Net income (loss) per share - diluted	$0.42	$(0.13)	$(0.08)	$(0.61)

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Outstanding Warrants	1,500,000	—	1,500,000	—
Restricted stock units, including market based RSUs			1,359,448	626,268
Total	1,500,000	—	2,859,448	626,268

11.	Loss Per Common Share

Basic net loss per common share is computed using the weighted average common shares outstanding during the year. Diluted net loss per common share reflects the potential dilution from assumed conversion of all dilutive securities such as unvested restricted stock units and UPO using the treasury stock method. When the effects of the outstanding restricted stock units and UPO are anti-dilutive, they are not included in the calculation of diluted net loss per common share.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Net (loss) earnings	$(7,923,607)	$(3,323,081)
Basic weighted average common shares	10,675,765	3,250,980
Diluted weighted average common shares	10,675,765	3,250,980
Basic net (loss) earnings per common share	$(0.74)	$(1.02)
Diluted net (loss) earnings per common share	$(0.74)	$(1.02)